Expense Example {- Franklin Mutual Shares VIP Fund} - FTVIP Class 4-57 - Franklin Mutual Shares VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 108
3 years	337
5 years	585
10 years	$ 1,294